         FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES

             ISSUED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                       Supplement dated August 30, 1999
                         Prospectus dated May 1, 1999


The Prospectus for the Policy is revised to change the name of one Division of the Separate Account, effective as of the date of this Supplement.

This change is being made in order to maintain consistency between the name of the Divisions and the names of the investment funds in which the Divisions invest. See page 15 of the Prospectus for more information about the Divisions and the investment funds.

Listed below are the "old" name and "new" name of the Division, along with the name of the associated investment fund.

Old Division Name          New Division Name          Investment Fund
-----------------          -----------------          ---------------

Oppenheimer Growth         Oppenheimer Capital        Oppenheimer Capital
                               Appreciation             Appreciation Fund/VA

The name of the investment fund listed above was previously changed to its current name as of May 1, 1999. This information was previously communicated and still appears in the footnotes to the tables in the attached pages.

No Impact on Policy Transactions

Net Premium allocations will not be affected. Current allocations to the Division that invests in the fund listed above will continue to go to the Division that invests in that same fund, even though the name of the Division has changed. These allocations will not change without your written instructions.

Similarly, deductions made from the Account Value of the Policy, and all other Policy transactions, will not be affected.

Revised Prospectus Pages

Revisions to certain pages of the Prospectus for the Policy are as follows:

1. The fourth paragraph of Page 1 is revised to clarify the distinction between Divisions and investment funds.

2. Two footnotes on Page 5 are changed. The first one is revised to indicate the name change of the Division.

3. The Chart footnotes on Page 18 of Section III, Investment Options, have been similarly revised. The second one corrects an error in the name of the Oppenheimer Aggressive Growth Division.

4. The footnotes to Tables 1 and 2 (continued) in Appendix C (Pages 35 and 37) also have been similarly revised.

5. On Page 38, the paragraph discussing Tables 1, 2, 3, 7, 8 and 9 has been revised to correct the description of the assumptions for Administrative and Face Amount Charges in those Tables. (The Tables are correct, however.)

--------------------------------------------------------------------------------

August 30, 1999                                                      Li4100-99.1

Flexible Premium Adjustable Variable Life Insurance Policies*

Issued by Massachusetts Mutual Life Insurance Company

This Prospectus describes a life insurance policy (the "Policy") offered by Massachusetts Mutual Life Insurance Company ("MassMutual"). While the Policy is in force, it provides lifetime insurance protection on the Insured named in the Policy. It pays a Death Benefit at the death of the Insured.

In this Prospectus, "you" and "your" refer to the Owner of the Policy. "We," "us," and "our" refer to MassMutual.

The Policy provides premium payment and Death Benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the Death Benefit. This flexibility allows you to meet changing insurance needs under a single insurance policy.

You may allocate Net Premiums and Account Value among the Divisions of the Separate Account offered under this Policy and a Guaranteed Principal Account (the "GPA"). Each Division invests in shares of a designated investment fund. Currently, the following funds are available under this Policy.


MML Trust               Oppenheimer Trust                             Variable Insurance Products Fund II
---------               -----------------                             -----------------------------------
MML Equity Fund         Oppenheimer Aggressive Growth Fund/VA         VIP II Contrafund Portfolio
MML Managed Bond Fund   Oppenheimer Global Securities Fund/VA
MML Money Market Fund   Oppenheimer Capital Appreciation Fund/VA
MML Blend Fund          Oppenheimer Strategic Bond Fund/VA            T. Rowe Price Equity Series, Inc.
MML Equity Index Fund                                                 ---------------------------------
MML Small Cap Value Equity                                            T. Rowe Price Mid-Cap Growth Portfolio
        Fund               American Century Variable
                           Portfolios, Inc.
                           ---------------------------
                           American Century VP Income & Growth


You bear the investment risk of any Account Value allocated to the investment funds. The Death Benefit may vary, and the Net Surrender Value will vary, depending on the investment performance of the funds.

This Policy is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution. It is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency. It is also subject to investment risks, including loss of the principal amount invested.

We service the Policy at our Administrative Office located at 1295 State Street, Springfield, Massachusetts 01111-0001. Our telephone number is (413) 788-8411. Our Home Office is located in Springfield, Massachusetts.

This Policy provides insurance protection. It is not a way to invest in mutual funds. Replacing an existing life insurance policy with this Policy may not be to your advantage.

Please read this prospectus and keep it for further reference.

Neither the United States Securities and Exchange Commission nor any state securities commission has approved this Prospectus or determined that it is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus is valid only when accompanied by the prospectuses for the investment funds. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that is filed with the Commission.

This Prospectus is not an offer to sell the Policy in any jurisdiction where it is illegal to offer the Policy or to anyone to whom it is illegal to offer the Policy.

                           EFFECTIVE AUGUST 30, 1999

*Title may vary in some jurisdictions.

                          INVESTMENT MANAGEMENT FEES
                              AND OTHER EXPENSES

     Total fund operating expenses expressed as apercentage of average net assets for the year ended December 31, 1998.

  -------------------------------------------------------------------------------------
                                                                          Total Fund
                                       Management          Other          Operating
    Fund Name                             Fees            Expenses         Expenses
  -------------------------------------------------------------------------------------
  MML Equity Fund                         0.37%            0.00%             0.37%
  -------------------------------------------------------------------------------------
  MML Managed Bond Fund                   0.45%            0.03%             0.48%
  -------------------------------------------------------------------------------------
  MML Blend Fund                          0.37%            0.00%             0.37%
  -------------------------------------------------------------------------------------
  MML Money Market  Fund                  0.46%            0.03%             0.49%
  -------------------------------------------------------------------------------------
  MML Equity Index Fund                   0.30%            0.20%             0.50%
  -------------------------------------------------------------------------------------
  MML Small Cap Value Equity              0.39%            0.05%             0.44%
  Fund
  -------------------------------------------------------------------------------------
  Oppenheimer Capital
  Appreciation Fund/VA+                   0.72%            0.03%             0.75%
  -------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth
  Fund /VA++                              0.69%            0.02%             0.71%
  -------------------------------------------------------------------------------------
  Oppenheimer Global Securities
  Fund/VA                                 0.68%            0.06%             0.74%
  -------------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
  Fund/VA                                 0.74%            0.06%             0.80%
  -------------------------------------------------------------------------------------
  VIP II Contrafund Portfolio*            0.59%            0.07%             0.66%
  -------------------------------------------------------------------------------------
  T. Rowe Price Mid-Cap Growth
  Portfolio                               0.85%            0.00%             0.85%
  -------------------------------------------------------------------------------------
  American Century VP Income &
  Growth                                  N/A              N/A               0.70%
  -------------------------------------------------------------------------------------

+The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

*A portion of the brokerage commissions that Contrafund pays was used to reduce the Other Expenses for the Fund. In addition, Contrafund, or the investment manager on behalf of the Fund, entered into an arrangement with a Fund custodian whereby credits realized as a result of non-invested cash balances were used to reduce custodian expenses. Without such reductions, the Other Expenses would have been 0.11%, increasing the Total Fund Operating Expenses to 0.70%.

5 Introduction

                         INVESTMENT PREFERENCE CHART*
--------------------------------------------------------------------------------
                                          Oppenheimer Global Securities Fund/VA
                                        VIP II Contrafund Portfolio
                                      Oppenheimer Aggressive Growth Fund/VA++
                                    MML Small Cap Value Equity Fund
                                 T. Rowe Price Mid-Cap Growth Portfolio
                               Oppenheimer Capital Appreciation Fund/VA+
                             MML Equity Index Fund
                        American Century VP Income & Growth
                      MML Equity Fund
                    MML Blend Fund
               Oppenheimer Strategic Bond Fund/VA
         MML Managed Bond Fund
   MML Money Market Fund
Guaranteed Principal Account
--------------------------------------------------------------------------------

Conservative   Less Conservative   Moderate    Aggressive    More Aggressive

Conservative: Investment goal is preservation of principal, while incurring little risk.

Less Conservative: Investment goal is primarily preservation of principal, with some desire for growth.

Moderate: Investment goal is growth, while seeking some preservation of principal.

Aggressive: Investment goal is growth, with more tolerance for risk.

More Aggressive: Investment goal is significant growth over the long-term, with greater tolerance for risk.

+The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

*This chart is provided by Massachusetts Mutual Life Insurance Company. It does not necessarily reflect the opinion of the underlying fund managers.

MML Money Market Fund

MML Money Market Fund seeks to maximize current income, to preserve capital, and to maintain liquidity by investing in money market instruments.

MML Managed Bond Fund

MML Managed Bond Fund seeks a high rate of return, consistent with capital preservation, by investing primarily in investment grade, publicly traded, fixed income securities.

Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests in three market sectors: debt securities of foreign government and companies, U.S. Government securities, and lower-rated, high-yield securities of U.S. companies.

MML Blend Fund

MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.

Sub-adviser to the equity sector of the Fund is David L. Babson & Company, Inc.

MML Equity Fund

MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.

Sub-adviser to the Fund is David L. Babson & Company, Inc.

18 Investment Options

                                    TABLE 1

                       EFFECTIVE ANNUAL RATES OF RETURN
                            AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------------------------------------
                                            Since
Fund                                      Inception      15 Years      10 Years      5 Years        1 Year
--------------------------------------------------------------------------------------------------------------
MML Equity                                  14.84%        15.76%        16.39%        19.66%        16.20%
--------------------------------------------------------------------------------------------------------------
MML Managed Bond                            10.24%        10.16%         9.19%         7.07%         8.14%
--------------------------------------------------------------------------------------------------------------
MML Blend                                   13.67%         ---          13.70%        14.60%        13.56%
--------------------------------------------------------------------------------------------------------------
MML Money Market                             6.66%         6.16%         5.41%         4.95%         5.16%
--------------------------------------------------------------------------------------------------------------
MML Equity Index                            31.03%         ---           ---           ---          28.22%
--------------------------------------------------------------------------------------------------------------
MML Small Cap Value Equity                 (23.88%)        ---           ---           ---         (23.88%)*
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation+           16.03%         ---          16.85%        22.10%        24.00%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive
    Growth++                                15.07%         ---          16.12%        13.06%        12.36%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities               12.49%         ---           ---           9.67%        14.11%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                   6.79%         ---           ---           6.83%         2.90%
--------------------------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio                 28.62%         ---           ---           ---          29.98%
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio      20.43%         ---           ---           ---          22.08%
--------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         30.68%         ---           ---           ---          26.87%
--------------------------------------------------------------------------------------------------------------

The figures in this Table do not reflect any charges at the Separate Account or Policy level.

+The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.


*Since inception.

Dates of inception:
MML Equity Fund - 9/15/71                    Oppenheimer Capital Appreciation Fund/VA - 4/3/85
MML Managed Bond Fund - 12/16/81             Oppenheimer Aggressive Growth Fund/VA - 8/15/86
MML Money Market Fund - 12/16/81             Oppenheimer Global Securities Fund/VA - 11/12/90
MML Blend Fund - 2/3/84                      Oppenheimer Strategic Bond Fund/VA - 5/3/93
MML Equity Index Fund - 5/1/97               VIP II Contrafund Portfolio - 1/3/95
MML Small Cap Value Equity Fund - 6/1/98     T. Rowe Price Mid-Cap Growth Portfolio - 12/31/96
                                             American Century VP Income & Growth - 10/30/97

                                                                   Appendix C 35

                            ONE YEAR TOTAL RETURNS

-------------------------------------------------------------------------------------------------------------------------
                                                                                             T. Rowe Price     American
                Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer       VIP II        Price Mid        Century
 Year             Capital       Aggressive        Global        Strategic      Contrafund      Cap Growth     VP Income &
Ended          Appreciation+     Growth++       Securities        Bond         Portfolio       Portfolio        Growth
-------------------------------------------------------------------------------------------------------------------------
1998              24.00%          12.36%          14.11%          2.90%          29.98%          22.08%          26.87%
-------------------------------------------------------------------------------------------------------------------------
1997              26.69%          11.67%          22.42%          8.71%          24.14%          18.80%*           7.8%*
-------------------------------------------------------------------------------------------------------------------------
1996              25.20%          20.23%          17.80%         12.07%          21.22%          --              --
-------------------------------------------------------------------------------------------------------------------------
1995              36.66%          32.52%           2.24%         15.33%          39.72%*         --              --
-------------------------------------------------------------------------------------------------------------------------
1994               0.97%          (7.59%)         (5.72%)        (3.78%)         ---             --              --
-------------------------------------------------------------------------------------------------------------------------
1993               7.25%          27.32%          70.32%          4.25%*         ---             --              --
-------------------------------------------------------------------------------------------------------------------------
1992              14.53%          15.42%          (7.11%)        ---             ---             --              --
-------------------------------------------------------------------------------------------------------------------------
1991              25.54%          54.72%           3.39%         ---             ---             --              --
-------------------------------------------------------------------------------------------------------------------------
1990              (8.21%)        (16.82%)          0.40%*        ---             ---             --              ---
-------------------------------------------------------------------------------------------------------------------------
1989              23.59%          27.57%          ---            ---             ---             --              ---
-------------------------------------------------------------------------------------------------------------------------
1988              22.09%          13.41%          ---            ---             ---             --              ---
-------------------------------------------------------------------------------------------------------------------------
1987               3.31%          14.34%          ---            ---             ---             --              ---
-------------------------------------------------------------------------------------------------------------------------
1986              17.76%          (1.65%)*        ---            ---             ---             --              ---
-------------------------------------------------------------------------------------------------------------------------
1985               9.50%*         ---             ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1984              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1983              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1982              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1981              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1980              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1979              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1978              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1977              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1976              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1975              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------
1974              ---            ---              ---            ---             ---              --             ---
-------------------------------------------------------------------------------------------------------------------------

The figures in this Table do not reflect any charges at the Separate Account or Policy level.

+The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Capital Appreciation Fund/VA. Prior to May 1, 1999, the Oppenheimer Capital Appreciation Fund/VA was called the Oppenheimer Growth Fund. Prior to August 30, 1999, the Oppenheimer Capital Appreciation Division was called the Oppenheimer Growth Division.

++The Oppenheimer Aggressive Growth Division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund/VA was called the Oppenheimer Capital Appreciation Fund.

*Since inception.


Dates of inception:
MML Equity Fund - 9/15/71                      Oppenheimer Capital Appreciation Fund/VA - 4/3/85
MML Managed Bond Fund - 12/16/81               Oppenheimer Aggressive Growth Fund/VA - 8/15/86
MML Money Market Fund - 12/16/81               Oppenheimer Global Securities Fund/VA - 11/12/90
MML Blend Fund - 2/3/84                        Oppenheimer Strategic Bond Fund/VA - 5/3/93
MML Equity Index Fund - 5/1/97                 VIP II Contrafund Portfolio - 1/3/95
MML Small Cap Value Equity Fund - 6/1/98       T. Rowe Price Mid-Cap Growth Portfolio - 12/31/96
                                               American Century VP Income & Growth - 10/30/97

Appendix D

Illustration of Death Benefits, Net Surrender Values, and Accumulated Premiums

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit and Net Surrender Value could vary over an extended period of time assuming the funds experience hypothetical gross rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized), equal to constant gross annual rates of 0%, 6%, and 12%. The tables are based on annual premium payments of $1,200 for a Select Preferred Male age
35. Select Preferred is currently our best risk classification. Separate tables are shown for the current and guaranteed schedules of charges. These tables will assist in the comparison of Death Benefits and Net Surrender Values for the Policy with those of other variable life policies.

The Death Benefits and Net Surrender Values for a Policy would be different from the amounts shown if:

 .    the rates of return averaged 0%, 6%, and 12% over a period of years, but varied above and below that average in individual Policy Years

 .    any Policy loan were made during the period of time illustrated

 .    the rates of return for all funds averaged 0%, 6%, and 12% but varied above or below that average for particular funds.

The Death Benefits and Net Surrender Values shown in Tables 1, 2, 3, 7, 8, and 9 reflect the following current charges:

 .    Administrative Charges of $6 per month per Policy in all years.

 .    Face Amount Charges of $0.13 per month per $1,000 of Face Amount in
     Coverage Years 1-5.

 .    Insurance Charges based on the current rates we are charging for Select
     Preferred, fully underwritten risks.

 .    Mortality and Expense Risk Charges of 0.55% on an annual basis of the daily net asset value of the Separate Account in all Policy Years.

 .    Fund level expenses of 0.59% on an annual basis of the net asset value of the Separate Account. These expenses represent the unweighted average of all fund expenses.

The Death Benefits and Net Surrender Values shown in Tables 4, 5, 6, 10, 11, and 12 reflect the following guaranteed maximum charges as well as the current fund level expenses.

 .    Administrative Charges equal to $12 per month per Policy in all years.

 .    Face Amount Charges of $0.13 per month per $1,000 of Face Amount in
     Coverage Years 1-5.

 .    Insurance Charges based on the Commissioners 1980 Standard Ordinary
     Nonsmoker Mortality Table.

 .    Mortality and Expense Risk Charges equal to 0.90% on an annual basis of the daily net asset value of the Separate Account in all years.

Net Surrender Values shown in the Tables reflect the deduction of Surrender Charges in the first 10 Policy Years. The Surrender Charge in the first year is the Target Premium or $60 per $1,000 of Face Amount if less. In each of Years two through 14, the Surrender Charge is equal to the Surrender Charge in the prior year reduced by 1/14th of the Surrender Charge in the first year.

Taking the current Mortality and Expense Risk Charge and the fund level expenses into account, the gross rates of 0%, 6%, and 12% are (1.15%), 4.78%, and 10.71%, respectively, on a net basis.

38 Appendix D